Summary of Significant Accounting Policies (Details) - Schedule of Remaining Performance Obligation	Dec. 31, 2023 USD ($)
Schedule of Remaining Performance Obligation [Line Items]
Total deferred revenue	$ 13,073,449
GPU processing power [Member]
Schedule of Remaining Performance Obligation [Line Items]
Total deferred revenue	$ 13,073,449